Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Current period other comprehensive income (loss)	¥ 49,370	¥ (15,066)	¥ (37,938)
Unrealized gains and losses on securities, Current period other comprehensive income	5,033	1,208	88
Unrealized gains and losses on derivatives, Current period other comprehensive income (loss)	423	83	(33)
Pension liability adjustments, Current period other comprehensive income (loss)	(3,407)	20,163	165
Total accumulated other comprehensive loss, Beginning balance	(204,175)
Total accumulated other comprehensive loss, Ending balance	(146,088)	(204,175)
Changes In Accumulated Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Beginning Balance	(139,125)	(124,253)	(86,046)
Foreign currency translation adjustments, Current period other comprehensive income (loss)	49,499	(14,872)	(38,207)
Foreign currency translation adjustments, Ending balance	(89,626)	(139,125)	(124,253)
Unrealized gains and losses on securities, Beginning balance	3,681	2,466	2,372
Unrealized gains and losses on securities, Current period other comprehensive income	4,984	1,215	94
Unrealized gains and losses on securities, Ending balance	8,665	3,681	2,466
Unrealized gains and losses on derivatives, Beginning balance	(1,153)	(1,168)	(1,157)
Unrealized gains and losses on derivatives, Current period other comprehensive income (loss)	292	15	(11)
Unrealized gains and losses on derivatives, Ending balance	(861)	(1,153)	(1,168)
Pension liability adjustments, Beginning balance	(67,578)	(47,493)	(47,335)
Pension liability adjustments, Current period other comprehensive income (loss)	3,312	(20,085)	(158)
Pension liability adjustments, Ending balance	(64,266)	(67,578)	(47,493)
Total accumulated other comprehensive loss, Beginning balance	(204,175)	(170,448)	(132,166)
Total accumulated other comprehensive loss, Current period other comprehensive income (loss)	58,087	(33,727)	(38,282)
Total accumulated other comprehensive loss, Ending balance	¥ (146,088)	¥ (204,175)	¥ (170,448)